Other disclosures - Foreclosed real estate assets (Details) - EUR (€) € in Millions	Jun. 30, 2026	Dec. 31, 2025
Disclosure of detailed information about investment property [line items]
Investments accounted for using equity method	€ 7,722	€ 7,052
Foreclosed properties | Spain
Disclosure of detailed information about investment property [line items]
Investments accounted for using equity method	22
Foreclosed equity instruments | Spain
Disclosure of detailed information about investment property [line items]
Investments accounted for using equity method	€ 9